INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

As of December 31, 2025 and 2024, inventories consist of:

	December 31, 2025	December 31, 2024
Raw materials	$3	$-
Finished goods	1,039,671	6,385,905
Inventories, gross	$1,039,674	$6,385,905
Allowance for slow-moving or obsolete inventories	(249,467)	(68,732)
Inventories, net	$790,207	$6,317,173